1933 Act

Rule 497(j)

VIA EDGAR

June 9, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Insurance Company (“PHLVIC”)

Registration Statement on Form N-4

Registrant	1933 Act #	1940 Act #
PHL Variable Accumulation Account	333-123040	811-08914

To the Commission Staff:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent Registration Statement filed electronically on Form N-4 pursuant to Rule 485(b) on June 5, 2015. The public offering made pursuant to this Registration Statement commenced on June 5, 2015.

If you have any questions concerning these filings, please call the undersigned at 860 403-5878.

Very truly yours,

/s/ Lois L. McGuire
Lois L. McGuire Assistant Vice President Phoenix Life Insurance Company